Intangibles	12 Months Ended
Dec. 31, 2022
Intangibles

10.	Intangibles

	Domain names	Application & technology development & website content	Brand name	Subscriber & sponsorship relationships	Player contracts	Multi channel network license	Talent management & owned & operated content brand	Talent contracts & digital content	Game application & technology development	Total
Balance, January 1, 2021	$40,930,000	$3,250,922	$8,602,563	$6,832,646	$311,200	$10,749,000	$9,363,000	$5,507,000	$-	$85,546,331
Mergers and Acquisitions (Note 5)	9,779,000	13,684,000	25,928,000	1,070,000	-	-	-	-	5,988,000	56,449,000
Effect of movement in foreign exchange rates	125,054	20,256	43,569	11,759	-	-	-	-	75,887	276,525
Balance, December 31, 2021	$50,834,054	$16,955,178	$34,574,132	$7,914,405	$311,200	$10,749,000	$9,363,000	$5,507,000	$6,063,887	$142,271,856
Mergers and Acquisitions (Note 5)	-	837,000	845,000	891,000	-	-	-	-	-	2,573,000
Disposals	(1,955,000)	(340,000)	-	-	(311,200)	-	-	-	-	(2,606,200)
Effect of movement in foreign exchange rates	676,519	865,525	1,558,148	70,014	-	-	-	-	275,749	3,445,955
Balance, December 31, 2022	$49,555,573	$18,317,703	$36,977,280	$8,875,419	$-	$10,749,000	$9,363,000	$5,507,000	$6,339,636	$145,684,611

Accumulated amortization
Balance, January 1, 2021	$-	$2,021,324	$-	$955,500	$311,200	$365,200	$-	$787,100	$-	$4,440,324
Amortization	-	2,366,160	-	899,727	-	1,074,920	-	2,316,840	2,014,866	8,672,513
Effect of movement in foreign exchange rates	-	7,282	-	1,008	-	-	-	-	12,134	20,424
Balance, December 31, 2021	$-	$4,394,766	$-	$1,856,235	$311,200	$1,440,120	$-	$3,103,940	$2,027,000	$13,133,261
Amortization	-	7,605,307	-	1,333,806	-	1,074,920	-	1,826,400	3,853,494	15,693,927
Disposals	-	(340,000)	-	-	(311,200)	-	-	-	-	(651,200)
Effect of movement in foreign exchange rates	-	311,890	-	24,828	-	-	-	-	204,467	541,185
Balance, December 31, 2022	$-	$11,971,963	$-	$3,214,869	$-	$2,515,040	$-	$4,930,340	$6,084,961	$28,717,173

Balance, December 31, 2021	$50,834,054	$12,560,412	$34,574,132	$6,058,170	$-	$9,308,880	$9,363,000	$2,403,060	$4,036,887	$129,138,595
Balance, December 31, 2022	$49,555,573	$6,345,740	$36,977,280	$5,660,550	$-	$8,233,960	$9,363,000	$576,660	$254,675	$116,967,438

During the year ended December 31, 2022, the Company derecognized $311,200 of player contracts, which were fully amortized, for players no longer on the Company’s active roster.

During the year ended December 31, 2022, the Company sold certain web properties for gross proceeds of $6,831,659 (USD $5,000,000) pursuant to an asset purchase agreement dated September 29, 2022. As of December 31, 2022, the Company has a promissory note receivable for $1,354,400 (USD $1,000,000) of the gross proceeds which is included in trade and other receivables. The promissory note is non-interest bearing and due by September 29, 2023. The Company derecognized $1,955,000 of domain names and $340,000 of application and technology development and website content, which were fully amortized, as a result of the asset sale. The Company recognized a gain on sale of intangible assets of $4,836,075, net of $40,584 of transaction costs, which is included in the consolidated statements of loss and comprehensive loss.